Consolidated Statements of Shareholders' Equity (Deficit) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted stock units at $147.20 per share
Stock price		$ 147.2
Restricted stock units at $88.80 per share
Stock price		88.8
Restricted stock units at $48.96 per share
Stock price		$ 48.96
Restricted stock units at $8.22 per share
Stock price	$ 8.22